GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 3 - GOING CONCERN

Our financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Our ability to continue as a going concern is contingent upon our future ability to achieve and maintain profitable operations, and to raise substantial additional capital as required until we attain profitable operations.

At September 30, 2018 we had a working capital deficiency of approximately $3.7 million and an accumulated deficit of approximately $21.1 million. These conditions raise substantial doubt about our ability to continue as a going concern. These unaudited interim financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

We are in the process of raising funds, increasing our marketing and sales activities to obtain materially increased revenues, and otherwise addressing our ability to continue as a going concern, and our management believes that our actions being taken to raise needed capital and implement our business plan for increased revenues will enable us to continue as a going concern.

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Our ability to continue as a going concern is contingent upon our ability to achieve and maintain profitable operations, and our ability to raise additional capital as required.

At December 31, 2017 we had a working capital deficiency of approximately $2.6 Million and an accumulated deficit of approximately $18.5 million. These conditions raise substantial doubt about our ability to continue as a going concern within one year after issuance date of the financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

Management intends to raise additional significant funds through private placements and/or through public offerings of its equity or debt (including convertible debt) securities. Management believes that the actions presently being taken to raise capital and further implement its business plan will enable us to continue as a going concern. While we believe in the viability to raise additional funds, there can be no assurances to that effect. Our ability to continue as a going concern is dependent upon our ability to further implement our business plan and generate substantial funds.